LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes from financing cash flows
Balance at the beginning	$ 1,768.3	$ 1,766.4
Debt issued	300.0	80.0
Debt repayments	(200.0)	(80.0)
Interest paid	(55.6)	(57.9)
Payments of lease liabilities	(14.3)
Changes for financing cash flows	1,841.3	1,708.5
Other changes
Interest expense and accretion	74.0	72.1
Capitalized interest	47.4	41.5
Capitalized interest paid	(45.0)	(38.2)
Additions of lease liabilities	22.9
Accretion of lease liabilities	2.9
Other cash changes	(10.0)	(9.9)
Other non cash changes	(7.9)	(5.7)
Other changes	84.3	59.8
Balance at the end	1,925.6	1,768.3
Long-term debt
Changes from financing cash flows
Balance at the beginning	1,735.0	1,732.6
Debt issued	300.0	80.0
Debt repayments	(200.0)	(80.0)
Changes for financing cash flows	1,835.0	1,732.6
Other changes
Other non cash changes	2.4	2.4
Other changes	2.4	2.4
Balance at the end	1,837.4	1,735.0
Lease liabilities
Changes from financing cash flows
Payments of lease liabilities	(14.3)
Changes for financing cash flows	28.6
Other changes
Additions of lease liabilities	22.9
Accretion of lease liabilities	2.9
Other non cash changes	0.5
Other changes	26.3
Balance at the end	54.9
Accrued interest payable
Changes from financing cash flows
Balance at the beginning	33.3	33.8
Interest paid	(55.6)	(57.9)
Changes for financing cash flows	(22.3)	(24.1)
Other changes
Interest expense and accretion	74.0	72.1
Capitalized interest	47.4	41.5
Capitalized interest paid	(45.0)	(38.2)
Other cash changes	(10.0)	(9.9)
Other non cash changes	(10.8)	(8.1)
Other changes	55.6	57.4
Balance at the end	33.3	33.3
IFRS 16
Changes from financing cash flows
Balance at the beginning	1,811.2
Other changes
Balance at the end		1,811.2
IFRS 16 | Long-term debt
Changes from financing cash flows
Balance at the beginning	1,735.0
Other changes
Balance at the end		1,735.0
IFRS 16 | Lease liabilities
Changes from financing cash flows
Balance at the beginning	42.9
Other changes
Balance at the end		42.9
IFRS 16 | Accrued interest payable
Changes from financing cash flows
Balance at the beginning	$ 33.3
Other changes
Balance at the end		$ 33.3